CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2010	2011
	(EUR in thousands)
Current accounts with banks	183,738	444,730
Cash and similar items	992,265	1,058,153
Current account with central bank	254,114	209,730
Other	6,040	5,123
Total	1,436,157	1,717,736

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).